Stock-based Compensation (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 23, 2019	Jun. 20, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reverse stock split, description	1-for-7 reverse stock split
Number of stock option granted					129,919	54,915
Stock option contractual term					5 years 9 months 18 days	9 years 9 months 18 days
Weighted average exercise price					$ 17.93	$ 20.45
Stock-based compensation expense					$ 510,478	$ 74,063
Number of option purchase shares			175,466
Unrecognized compensation expense					$ 1,450,684
Unvested stock options expected to be recognized over a weighted average period					5 years 9 months 25 days
Minimum [Member]
Fair value per share, weighted average					$ 9.88	$ 9.88
Maximum [Member]
Fair value per share, weighted average					$ 15.10	$ 15.10
Non Qualified Stock Options [Member]
Number of stock option granted						47,772
Non Qualified Stock Options [Member] | Vested Option One [Member]
Number of option purchase shares						45,200
Options vesting period						4 years
Non Qualified Stock Options [Member] | Vested Option Two [Member]
Number of option purchase shares						2,572
Options vesting period						1 year
Employees [Member]
Number of stock option granted		129,919
Stock option contractual term		5 years
Fair value per share, weighted average		$ 16.80
Employees [Member] | Performance Shares [Member]
Number of stock option granted		64,771
Employees [Member] | Tranche One [Member] | Service Vesting [Member]
Number of stock option granted		65,148
Stock option contractual term		3 years
Employees [Member] | Tranche One [Member] | In-license a new or additional drug [Member]
Number of stock option granted		12,958
Employees [Member] | Tranche Two [Member] | Phase 2a trial for PCS-499 Complete [Member]
Number of stock option granted		12,958
Employees [Member] | Tranche Three [Member] | Up-List From The OCTQB [Member]
Number of stock option granted		38,855
Employees and Non-Employees [Member]
Number of stock option granted						54,915
2019 Plan [Member]
Number of shares available for issuance	500,000
Reverse stock split, description	one for seven reverse stock split
2011 Plan [Member]
Number of option purchase shares						7,143